Long-term debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term debt
end of	2Q13	1Q13	4Q12	2Q12
Long-term debt (CHF million)
Senior	102,475	111,962	115,861	120,627
Subordinated	15,580	16,624	17,741	20,351
Non-recourse liabilities from consolidated VIEs	15,450	14,508	14,532	13,860
Long-term debt	133,505	143,094	148,134	154,838
of which reported at fair value	63,942	64,547	65,384	66,952

Schedule of Structured notes
Structured notes by product

end of	2Q13	1Q13	4Q12
Structured notes (CHF million)
Equity	21,946	22,652	23,761
Fixed income	6,072	6,593	6,559
Emerging markets [1]	2,126	1,979	3,304
Credit	2,643	2,340	1,893
Other	1,533	1,372	1,120
Total structured notes	34,320	34,936	36,637
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.